Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Net Loss	$ (5,573)	$ (1,829,551)
Adjustments for non-cash items:
Depreciation and amortization	129,972	133,008
Unrealized foreign exchange loss / (gain)	7,207	(34,408)
Deferred tax expense / (benefit)	8,104	(58,985)
Interest expense, net	(666)	9,772
Share-based compensation	18,123	31,706
Other income, net	(14,627)	(23,009)
Impairment expense on goodwill and intangible assets	275	1,882,187
Allowance for credit losses and other	9,241	14,874
Loss on disposal of subsidiary and other assets, net	0	660
Non-cash lease expense	4,501	3,491
Movements in working capital:
Accounts receivable, net	(17,648)	(14,280)
Prepaid expenses, other current assets and related party receivables	(7,488)	(26,020)
Settlement receivables, net	50,131	27,624
Accounts payable and other liabilities	(37,174)	39,963
Funds payable and amounts due to customers	(473,230)	1,250,221
Income tax payable and receivable	(24,033)	(27,806)
Net cash flows (used in) / provided by operating activities	(352,885)	1,379,447
Cash flows from investing activities
Purchase of property, plant & equipment	(6,339)	(1,839)
Purchase of merchant portfolios	(23,488)	(23,983)
Purchase of other intangible assets	(49,487)	(42,892)
Acquisition of businesses, net of cash acquired	0	(424,722)
Net cash outflow on disposal of subsidiary	0	(826)
Receipts under derivative financial instruments	4,784	0
Other investing activities, net	(478)	0
Net cash flows used in investing activities	(75,008)	(494,262)
Cash flows from financing activities
Cash settled equity awards	(484)	(154)
Proceeds from exercise of warrants	0	3
Repurchases of shares withheld for taxes	(6,709)	0
Repurchases of borrowings	(83,635)	(9,508)
Proceeds from loans and borrowings	55,781	86,246
Repayment of loans and borrowings	(55,044)	(92,867)
Payment of debt issuance costs	0	(6,261)
Payments under derivative financial instruments, net	0	(1,371)
Proceeds under line of credit	450,000	373,082
Repayments under line of credit	(450,000)	(350,000)
Contingent consideration received	0	2,621
Contingent and deferred consideration paid	(7,642)	(14,165)
Net cash flows used in financing activities	(97,733)	(12,374)
Effect of foreign exchange rate changes	31,553	(133,216)
(Decrease) / increase in cash and cash equivalents, including customer accounts and other restricted cash during the period	(494,073)	(739,595)
Cash and cash equivalents, including customer accounts and other restricted cash, at beginning of the period	2,127,195	1,971,718
Cash and cash equivalents, including customer accounts and other restricted cash, at end of period	1,633,122	2,711,313
Supplemental cash flow disclosures:
Cash paid for interest	74,884	44,610
Cash paid for Income taxes, net	26,353	26,759
Cash and cash equivalents	206,703	243,533
Customer accounts and other restricted cash, net	1,426,419	2,467,780
Total cash and cash equivalents, including customer accounts and other restricted cash, net	$ 1,633,122	$ 2,711,313